AMG Yacktman Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2023
	Shares	Value
Common Stocks - 82.8%
Communication Services - 16.8%
Alphabet, Inc., Class C*	2,220,000	$230,880,000
Bolloré SE (France)	96,400,000	595,910,433
Comcast Corp., Class A	1,100,000	41,701,000
Fox Corp., Class A1	2,400,000	81,720,000
Fox Corp., Class B	3,100,000	97,061,000
News Corp., Class A1	8,900,000	153,703,000
The Walt Disney Co.*	900,000	90,117,000
Warner Bros Discovery, Inc.*	4,400,000	66,440,000

Total Communication Services		1,357,532,433
Consumer Discretionary - 4.7%
Booking Holdings, Inc.*	85,000	225,454,850
eBay, Inc.	1,250,000	55,462,500
Hyundai Mobis Co., Ltd. (South Korea)	550,000	91,349,357
Rinnai Corp. (Japan)	349,500	8,559,617

Total Consumer Discretionary		380,826,324
Consumer Staples - 15.2%
Associated British Foods PLC (United Kingdom)	7,500,000	179,984,337
The Coca-Cola Co.	1,385,000	85,911,550
Colgate-Palmolive Co.	1,100,000	82,665,000
Hengan International Group Co., Ltd. (China)	6,935,400	32,125,078
Ingredion, Inc.	1,150,000	116,989,500
KT&G Corp. (South Korea)	1,452,810	93,369,099
PepsiCo, Inc.	1,450,000	264,335,000
The Procter & Gamble Co.	1,450,000	215,600,500
Sysco Corp.	920,000	71,051,600
Tyson Foods, Inc., Class A	1,460,000	86,607,200

Total Consumer Staples		1,228,638,864
Energy - 14.3%
Canadian Natural Resources, Ltd. (Canada)	8,310,000	459,958,500
ConocoPhillips	890,000	88,296,900
Devon Energy Corp.	1,450,000	73,384,500
Diamondback Energy, Inc.	750,000	101,377,500
EOG Resources, Inc.	895,000	102,593,850
Pioneer Natural Resources Co.	820,000	167,476,800
Weatherford International PLC*	2,700,000	160,245,000

Total Energy		1,153,333,050
Financials - 8.5%
The Bank of New York Mellon Corp.	2,300,000	104,512,000
Berkshire Hathaway, Inc., Class B*	340,000	104,981,800
The Charles Schwab Corp.	3,400,000	178,092,000
First Hawaiian, Inc.	1,530,000	31,563,900
	Shares	Value

The Goldman Sachs Group, Inc.	130,000	$42,524,300
State Street Corp.	1,900,000	143,811,000
Wells Fargo & Co.	2,110,000	78,871,800

Total Financials		684,356,800
Health Care - 4.2%
Elevance Health, Inc.	300,000	137,943,000
Embecta Corp.[1]	1,600,000	44,992,000
Johnson & Johnson	1,000,000	155,000,000

Total Health Care		337,935,000
Industrials - 9.7%
Armstrong World Industries, Inc.	735,000	52,361,400
Brenntag SE (Germany)	2,700,000	203,191,813
GrafTech International, Ltd.[1]	5,000,000	24,300,000
L3Harris Technologies, Inc.	355,000	69,665,200
Lockheed Martin Corp.	195,000	92,182,350
Northrop Grumman Corp.	225,000	103,887,000
Samsung C&T Corp. (South Korea)	700,000	58,294,998
U-Haul Holding Co.[1]	330,000	19,684,500
U-Haul Holding Co., Non-Voting Shares	2,970,000	153,994,500

Total Industrials		777,561,761
Information Technology - 7.3%
Cisco Systems, Inc.	800,000	41,820,000
Cognizant Technology Solutions Corp., Class A	2,800,000	170,604,000
Corning, Inc.	1,100,000	38,808,000
Microsoft Corp.	900,000	259,470,000
Oracle Corp.	700,000	65,044,000
Samsung Electronics Co., Ltd. (South Korea)	200,000	9,890,192

Total Information Technology		585,636,192
Materials - 2.1%
Reliance Steel & Aluminum Co.	650,000	166,881,000

Total Common Stocks (Cost $4,601,134,459)		6,672,701,424

Principal Amount
Corporate Bonds and Notes - 0.1%
Industrials - 0.1%
Weatherford International, Ltd. (Bermuda) 11.000%, 12/01/24[2] (Cost $6,662,625)	$7,029,000	7,212,300

Shares
Preferred Stocks - 6.6%
Consumer Discretionary - 0.9%
Hyundai Motor Co., 7.100% (South Korea)	400,000	29,546,902

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Consumer Discretionary - 0.9% (continued)
Hyundai Motor Co., 7.270% (South Korea)	523,882	$38,085,747

Total Consumer Discretionary		67,632,649
Information Technology - 5.7%
Samsung Electronics Co., Ltd., 2.620% (South Korea)	11,050,000	459,841,384

Total Preferred Stocks (Cost $304,566,646)		527,474,033

	Principal Amount
Short-Term Investments - 10.3%
Joint Repurchase Agreements - 0.1%[3]
Bank of America Securities, Inc., dated 03/31/23, due 04/03/23, 4.820% total to be received $2,853,000 (collateralized by various U.S. Government Agency Obligations, 1.500% - 3.000%, 11/01/49 - 02/01/51, totaling $2,908,892)	$2,851,855	2,851,855
Citigroup Global Markets, Inc., dated 03/31/23, due 04/03/23, 4.810% total to be received $2,851,470 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.500% - 7.000%, 12/26/24 - 03/20/53, totaling $2,907,334)	2,850,327	2,850,327
Jefferies LLC, dated 03/31/23, due 04/03/23, 4.910% total to be received $2,853,022 (collateralized by various U.S. Government Agency Obligations, 0.000% - 5.750%, 04/14/23 - 03/21/28, totaling $2,908,910)	2,851,855	2,851,855
	Principal Amount	Value

RBC Dominion Securities, Inc., dated 03/31/23, due 04/03/23, 4.820% total to be received $2,853,000 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.375%, 04/06/23 - 02/20/53, totaling $2,908,892)	$2,851,855	$2,851,855

Total Joint Repurchase Agreements		11,405,892

	Shares
Other Investment Companies - 10.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.79%[4]	93,026,293	93,026,293
JPMorgan U.S. Government Money Market Fund, IM Shares, 4.82%[4]	728,485,371	728,485,371

Total Other Investment Companies		821,511,664

Total Short-Term Investments (Cost $832,917,556)		832,917,556
Total Investments - 99.8% (Cost $5,745,281,286)		8,040,305,313
Other Assets, less Liabilities - 0.2%		15,488,427
Net Assets - 100.0%		$8,055,793,740

*	Non-income producing security.
[1]	Some of these securities, amounting to $17,864,771 or 0.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the value of this security amounted to $7,212,300 or 0.1% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the March 31, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Communication Services	$761,622,000	$595,910,433	—	$1,357,532,433
Consumer Staples	923,160,350	305,478,514	—	1,228,638,864
Energy	1,153,333,050	—	—	1,153,333,050
Industrials	516,074,950	261,486,811	—	777,561,761
Financials	684,356,800	—	—	684,356,800
Information Technology	575,746,000	9,890,192	—	585,636,192
Consumer Discretionary	280,917,350	99,908,974	—	380,826,324
Health Care	337,935,000	—	—	337,935,000
Materials	166,881,000	—	—	166,881,000
Corporate Bonds and Notes†	—	7,212,300	—	7,212,300
Preferred Stocks†	—	527,474,033	—	527,474,033
Short-Term Investments
Joint Repurchase Agreements	—	11,405,892	—	11,405,892
Other Investment Companies	821,511,664	—	—	821,511,664
Total Investments in Securities	$6,221,538,164	$1,818,767,149	—	$8,040,305,313

†	All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2023, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at March 31, 2023, was as follows:
Country	% of Long-Term Investments
Bermuda	0.1
Canada	6.4
China	0.5
France	8.3
Germany	2.8
Japan	0.1
South Korea	10.8
United Kingdom	2.5
United States	68.5
100.0

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$17,864,771	$11,405,892	$6,704,210	$18,110,102
The following table summarizes the securities received as collateral for securities lending at March 31, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.625%	05/31/23-05/15/52
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.